INNOVATOR GRADIENT TACTICAL ROTATION STRATEGY ETF
Schedule of Investments
July 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.26%
Advertising - 0.08%
Omnicom Group, Inc.	1,192	$100,867
The Interpublic Group of Cos., Inc. (a)	2,316	79,277
		180,144
Aerospace & Defense - 1.51%
General Dynamics Corp.	1,358	303,622
Howmet Aerospace, Inc.	2,197	112,355
L3Harris Technologies, Inc.	1,144	216,777
Lockheed Martin Corp.	1,361	607,510
Northrop Grumman Corp.	858	381,810
RTX Corp.	8,727	767,365
The Boeing Co. (b)	3,378	806,834
TransDigm Group, Inc. (a)	322	289,710
		3,485,983
Agriculture - 0.77%
Altria Group, Inc.	10,656	483,996
Archer-Daniels-Midland Co.	3,259	276,885
Bunge Ltd.	910	98,890
Philip Morris International, Inc.	9,266	924,005
		1,783,776
Airlines - 0.22%
Alaska Air Group, Inc. (b)	779	37,883
American Airlines Group, Inc. (b)	3,909	65,476
Delta Air Lines, Inc.	3,844	177,824
Southwest Airlines Co.	3,551	121,302
United Airlines Holdings, Inc. (b)	1,972	107,099
		509,584
Apparel - 0.41%
NIKE, Inc. - Class B	7,361	812,580
Ralph Lauren Corp. (a)	250	32,833
Tapestry, Inc. (a)	1,384	59,720
VF Corp.	1,970	39,026
		944,159
Auto Manufacturers - 2.35%
Cummins, Inc.	852	222,202
Ford Motor Co.	23,457	309,867
General Motors Co.	8,298	318,394
PACCAR, Inc.	3,135	270,017
Tesla, Inc. (b)	16,090	4,302,949
		5,423,429
Auto Parts & Equipment - 0.11%
Aptiv PLC (b)	1,618	177,158
BorgWarner, Inc.	1,401	65,149
		242,307
Banks - 3.98%
Bank of America Corp.	41,382	1,324,224
Citigroup, Inc.	11,620	553,809
Citizens Financial Group, Inc.	2,900	93,554
Comerica, Inc.	786	42,413
Fifth Third Bancorp	4,073	118,524
Huntington Bancshares, Inc.	8,629	105,619
JPMorgan Chase & Co.	17,453	2,756,876
KeyCorp	5,586	68,764
M&T Bank Corp.	990	138,461
Morgan Stanley (a)	7,784	712,703
Northern Trust Corp.	1,249	100,070
Regions Financial Corp.	5,608	114,235
State Street Corp.	1,998	144,735
The Bank of New York Mellon Corp.	4,298	194,957
The Goldman Sachs Group, Inc.	1,986	706,758
The PNC Financial Services Group, Inc.	2,384	326,346
Truist Financial Corp.	7,955	264,265
US Bancorp	8,330	330,534
Wells Fargo & Co.	22,391	1,033,569
Zions Bancorp NA (a)	892	34,119
		9,164,535
Beverages - 1.67%
Brown-Forman Corp. - Class B	1,101	77,731
Constellation Brands, Inc. - Class A	979	267,071
Keurig Dr Pepper, Inc.	5,036	171,274
Molson Coors Beverage Co. - Class B	1,133	79,049
Monster Beverage Corp. (b)	4,563	262,327
PepsiCo, Inc.	8,237	1,544,108
The Coca-Cola Co.	23,232	1,438,758
		3,840,318
Biotechnology - 1.46%
Amgen, Inc.	3,193	747,641
Biogen, Inc. (b)	871	235,335
Bio-Rad Laboratories, Inc. - Class A (b)	140	56,750
Corteva, Inc.	4,253	239,997
Gilead Sciences, Inc.	7,460	568,004
Illumina, Inc. (a)(b)	959	184,272
Incyte Corp. (b)	1,116	71,112
Moderna, Inc. (b)	1,972	232,025
Regeneron Pharmaceuticals, Inc. (b)	649	481,500
Vertex Pharmaceuticals, Inc. (b)	1,552	546,832
		3,363,468
Building Materials - 0.57%
Carrier Global Corp. (a)	4,988	297,035
Johnson Controls International PLC	4,110	285,851
Martin Marietta Materials, Inc.	387	172,780
Masco Corp.	1,359	82,464
Mohawk Industries, Inc. (b)	326	34,667
Trane Technologies PLC	1,378	274,828
Vulcan Materials Co.	795	175,298
		1,322,923
Chemicals - 1.60%
Air Products and Chemicals, Inc.	1,339	408,837
Albemarle Corp.	711	150,931
Celanese Corp. (a)	599	75,109
CF Industries Holdings, Inc.	1,180	96,854
Dow, Inc. (a)	4,229	238,812
DuPont de Nemours, Inc.	2,757	214,026
Eastman Chemical Co.	723	61,874
Ecolab, Inc.	1,488	272,512
FMC Corp.	761	73,231
International Flavors & Fragrances, Inc.	1,537	130,046
Linde PLC	2,938	1,147,788
LyondellBasell Industries NV - Class A	1,528	151,058
PPG Industries, Inc.	1,407	202,467
The Mosaic Co.	1,982	80,786
The Sherwin-Williams Co.	1,403	387,930
		3,692,261
Commercial Services - 1.76%
Automatic Data Processing, Inc.	2,476	612,216
Cintas Corp.	527	264,575
CoStar Group, Inc. (b)	2,447	205,475
Equifax, Inc. (a)	745	152,040
FleetCor Technologies, Inc. (b)	445	110,765
Gartner, Inc. (b)	480	169,723
Global Payments, Inc.	1,580	174,195
MarketAxess Holdings, Inc.	228	61,382
Moody’s Corp.	957	337,582
PayPal Holdings, Inc. (b)	6,675	506,099
Quanta Services, Inc. (a)	874	176,216
Robert Half, Inc.	648	48,049
Rollins, Inc.	1,382	56,427
S&P Global, Inc.	1,973	778,367
United Rentals, Inc.	412	191,448
Verisk Analytics, Inc.	872	199,636
		4,044,195
Computers - 8.93%
Accenture PLC - Class A (a)	3,772	1,193,272
Apple, Inc.	88,233	17,333,372
Cognizant Technology Solutions Corp. - Class A	3,035	200,401
DXC Technology Co. (b)	1,374	37,991
EPAM Systems, Inc. (b)	361	85,488
Fortinet, Inc. (b)	3,904	303,419
Hewlett Packard Enterprise Co.	7,738	134,486
HP, Inc.	5,179	170,027
International Business Machines Corp.	5,430	782,898
Leidos Holdings, Inc.	823	76,975
NetApp, Inc.	1,286	100,321
Seagate Technology Holdings PLC	1,165	73,978
Western Digital Corp. (b)	1,921	81,758
		20,574,386
Cosmetics & Personal Care - 1.23%
Colgate-Palmolive Co.	4,955	377,868
The Estee Lauder Cos., Inc. - Class A	1,384	249,120
The Procter & Gamble Co.	14,077	2,200,235
		2,827,223
Distribution & Wholesale - 0.35%
Copart, Inc. (b)	2,561	226,366
Fastenal Co.	3,414	200,095
LKQ Corp.	1,528	83,719
Pool Corp. (a)	237	91,183
WW Grainger, Inc.	273	201,608
		802,971
Diversified Financial Services - 3.58%
American Express Co.	3,550	599,524
Ameriprise Financial, Inc.	626	218,130
BlackRock, Inc.	904	667,920
Capital One Financial Corp.	2,290	267,976
Cboe Global Markets, Inc.	634	88,557
CME Group, Inc.	2,164	430,549
Discover Financial Services	1,529	161,386
Franklin Resources, Inc. (a)	1,715	50,147
Intercontinental Exchange, Inc.	3,343	383,776
Invesco Ltd.	2,749	46,183
Mastercard, Inc. - Class A	5,001	1,971,794
Nasdaq, Inc.	2,025	102,242
Raymond James Financial, Inc.	1,153	126,911
Synchrony Financial	2,558	88,353
T Rowe Price Group, Inc. (a)	1,355	167,017
The Charles Schwab Corp.	8,871	586,373
Visa, Inc. - Class A (a)	9,659	2,296,235
		8,253,073
Electric - 2.39%
Alliant Energy Corp.	1,511	81,201
Ameren Corp.	1,582	135,530
American Electric Power Co., Inc.	3,085	261,423
CenterPoint Energy, Inc.	3,767	113,349
CMS Energy Corp.	1,757	107,300
Consolidated Edison, Inc.	2,078	197,119
Constellation Energy Corp.	1,952	188,661
Dominion Energy, Inc.	4,995	267,482
DTE Energy Co.	1,234	141,046
Duke Energy Corp.	4,607	431,307
Edison International	2,298	165,364
Entergy Corp.	1,270	130,429
Evergy, Inc.	1,386	83,118
Eversource Energy	2,093	151,387
Exelon Corp.	5,939	248,607
FirstEnergy Corp. (a)	3,256	128,254
NextEra Energy, Inc.	12,083	885,683
NRG Energy, Inc.	1,372	52,122
PG&E Corp. (b)	9,647	169,884
Pinnacle West Capital Corp.	684	56,649
PPL Corp.	4,403	121,215
Public Service Enterprise Group, Inc.	2,980	188,098
Sempra Energy	1,887	281,201
The AES Corp.	3,999	86,498
The Southern Co.	6,509	470,861
WEC Energy Group, Inc.	1,892	170,015
Xcel Energy, Inc.	3,297	206,821
		5,520,624
Electrical Components & Equipment - 0.26%
AMETEK, Inc.	1,376	218,234
Emerson Electric Co.	3,417	312,143
Generac Holdings, Inc. (a)(b)	389	59,789
		590,166
Electronics - 1.01%
Agilent Technologies, Inc.	1,766	215,046
Allegion PLC	537	62,754
Amphenol Corp. - Class A	3,554	313,854
Fortive Corp.	2,123	166,337
Garmin Ltd.	926	98,054
Honeywell International, Inc.	3,974	771,472
Keysight Technologies, Inc. (b)	1,072	172,678
Mettler-Toledo International, Inc. (b)	145	182,333
TE Connectivity Ltd.	1,890	271,196
Trimble, Inc. (b)	1,488	80,054
		2,333,778
Energy-Alternate Sources - 0.14%
Enphase Energy, Inc. (b)	822	124,804
First Solar, Inc. (b)	594	123,196
SolarEdge Technologies, Inc. (b)	350	84,511
		332,511
Engineering & Construction - 0.04%
Jacobs Solutions, Inc.	773	96,942

Entertainment - 0.07%
Caesars Entertainment, Inc. (b)	1,294	76,372
Live Nation Entertainment, Inc. (b)	866	75,992
		152,364
Environmental Control - 0.27%
Pentair PLC	984	68,388
Republic Services, Inc.	1,230	185,865
Waste Management, Inc.	2,215	362,795
		617,048
Food - 1.04%
Campbell Soup Co.	1,199	54,938
Conagra Brands, Inc. (a)	2,854	93,640
General Mills, Inc.	3,520	263,085
Hormel Foods Corp.	1,742	71,213
Kellogg Co.	1,549	103,613
Lamb Weston Holdings, Inc.	878	90,987
McCormick & Co., Inc./MD	1,509	135,025
Mondelez International, Inc. - Class A	8,134	602,974
Sysco Corp.	3,030	231,219
The Hershey Co.	888	205,403
The J M Smucker Co. (a)	641	96,567
The Kraft Heinz Co.	4,763	172,325
The Kroger Co.	3,913	190,328
Tyson Foods, Inc. - Class A	1,716	95,616
		2,406,933
Forest Products & Paper - 0.03%
International Paper Co.	2,079	74,969

Gas - 0.08%
Atmos Energy Corp.	870	105,888
NiSource, Inc.	2,473	68,848
		174,736
Hand & Machine Tools - 0.08%
Snap-on, Inc. (a)	327	89,088
Stanley Black & Decker, Inc. (a)	927	92,023
		181,111
Healthcare - Products - 3.60%
Abbott Laboratories	10,393	1,157,052
Align Technology, Inc. (a)(b)	428	161,737
Baxter International, Inc.	3,025	136,821
Bio-Techne Corp.	954	79,564
Boston Scientific Corp. (b)	8,592	445,495
Danaher Corp.	3,965	1,011,312
DENTSPLY SIRONA, Inc.	1,276	52,980
Edwards Lifesciences Corp. (b)	3,625	297,504
GE HealthCare Technologies, Inc.	2,172	169,416
Hologic, Inc. (b)	1,477	117,303
IDEXX Laboratories, Inc. (a)(b)	506	280,693
Insulet Corp. (b)	418	115,682
Intuitive Surgical, Inc. (b)	2,103	682,214
Medtronic PLC	7,946	697,341
ResMed, Inc.	886	197,002
Revvity, Inc.	764	93,934
STERIS PLC	594	133,977
Stryker Corp.	2,021	572,772
Teleflex, Inc.	288	72,337
The Cooper Cos., Inc.	304	118,943
Thermo Fisher Scientific, Inc.	2,316	1,270,696
Waters Corp. (a)(b)	368	101,645
West Pharmaceutical Services, Inc.	448	164,882
Zimmer Biomet Holdings, Inc.	1,250	172,688
		8,303,990
Healthcare - Services - 2.24%
Catalent, Inc. (b)	1,083	52,547
Centene Corp. (b)	3,286	223,744
Charles River Laboratories International, Inc. (b)	315	66,005
DaVita, Inc. (b)	344	35,085
Elevance Health, Inc.	1,418	668,771
HCA Healthcare, Inc.	1,235	336,920
Humana, Inc.	760	347,191
IQVIA Holdings, Inc. (b)	1,120	250,611
Laboratory Corp. of America Holdings	541	115,736
Molina Healthcare, Inc. (b)	363	110,530
Quest Diagnostics, Inc.	676	91,402
UnitedHealth Group, Inc.	5,561	2,815,924
Universal Health Services, Inc. - Class B	394	54,750
		5,169,216
Home Builders - 0.29%
DR Horton, Inc.	1,860	236,257
Lennar Corp. - Class A	1,528	193,796
NVR, Inc. (b)	20	126,129
PulteGroup, Inc.	1,346	113,589
		669,771
Home Furnishings - 0.02%
Whirlpool Corp.	339	48,904

Household Products & Wares - 0.26%
Avery Dennison Corp.	491	90,349
Church & Dwight Co., Inc.	1,465	140,157
Kimberly-Clark Corp.	2,018	260,523
The Clorox Co. (a)	752	113,913
		604,942
Housewares - 0.01%
Newell Brands, Inc.	2,254	25,155

Insurance - 3.65%
Aflac, Inc. (a)	3,293	238,216
American International Group, Inc.	4,320	260,410
Aon PLC - Class A	1,222	389,207
Arch Capital Group Ltd. (b)	2,228	173,093
Arthur J Gallagher & Co.	1,288	276,662
Assurant, Inc.	328	44,119
Berkshire Hathaway, Inc. - Class B (b)	10,645	3,746,613
Brown & Brown, Inc.	1,408	99,194
Chubb Ltd.	2,483	507,549
Cincinnati Financial Corp.	953	102,524
Everest Group Ltd.	262	94,454
Globe Life, Inc.	543	60,908
Hartford Financial Services Group, Inc.	1,859	133,625
Lincoln National Corp.	932	26,133
Loews Corp.	1,142	71,546
Marsh & McLennan Cos., Inc.	2,954	556,593
MetLife, Inc.	3,849	242,372
Prudential Financial, Inc. (a)	2,180	210,348
The Allstate Corp.	1,569	176,795
The Principal Financial Group, Inc. (a)	1,363	108,863
The Progressive Corp.	3,507	441,812
The Travelers Cos., Inc.	1,379	238,029
W R Berkley Corp.	1,199	73,966
Willis Towers Watson PLC	639	135,040
		8,408,071
Internet - 10.05%
Alphabet, Inc. - Class A (b)	35,461	4,706,384
Alphabet, Inc. - Class C (b)	30,503	4,060,254
Amazon.com, Inc. (b)	53,273	7,121,535
Booking Holdings, Inc. (b)	223	662,489
CDW Corp.	807	150,965
eBay, Inc.	3,195	142,209
Etsy, Inc. (a)(b)	750	76,238
Expedia Group, Inc. (b)	857	105,008
F5, Inc. (b)	377	59,656
Gen Digital, Inc.	3,398	66,091
Match Group, Inc. (b)	1,668	77,579
Meta Platforms, Inc. - Class A (b)	13,204	4,206,794
Netflix, Inc. (b)	2,663	1,168,977
Palo Alto Networks, Inc. (a)(b)	1,809	452,178
VeriSign, Inc. (b)	554	116,866
		23,173,223
Iron & Steel - 0.16%
Nucor Corp.	1,511	260,027
Steel Dynamics, Inc.	975	103,916
		363,943
Leisure Time - 0.14%
Carnival Corp. (b)	6,000	113,040
Norwegian Cruise Line Holdings Ltd. (b)	2,545	56,168
Royal Caribbean Cruises Ltd. (a)(b)	1,325	144,571
		313,779
Lodging - 0.36%
Hilton Worldwide Holdings, Inc.	1,580	245,674
Las Vegas Sands Corp. (a)(b)	1,961	117,287
Marriott International, Inc. - Class A	1,554	313,613
MGM Resorts International	1,805	91,639
Wynn Resorts Ltd.	622	67,786
		835,999
Machinery - Construction & Mining - 0.36%
Caterpillar, Inc.	3,089	819,110

Machinery - Diversified - 0.83%
Deere & Co.	1,613	692,944
Dover Corp.	840	122,615
IDEX Corp.	457	103,195
Ingersoll Rand, Inc.	2,419	157,888
Nordson Corp.	333	83,786
Otis Worldwide Corp.	2,477	225,308
Rockwell Automation, Inc.	695	233,722
Westinghouse Air Brake Technologies Corp.	1,083	128,271
Xylem, Inc.	1,432	161,458
		1,909,187
Media - 1.22%
Charter Communications, Inc. - Class A (a)(b)	624	252,839
Comcast Corp. - Class A	24,826	1,123,625
FactSet Research Systems, Inc.	232	100,929
Fox Corp. - Class A (a)	1,607	53,754
Fox Corp. - Class B	817	25,662
News Corp. - Class A	2,283	45,249
News Corp. - Class B (a)	709	14,258
Paramount Global - Class B (a)	3,031	48,587
The Walt Disney Co. (b)	10,914	970,145
Warner Bros Discovery, Inc. (a)(b)	13,233	172,955
		2,808,003
Mining - 0.25%
Freeport-McMoRan, Inc.	8,562	382,293
Newmont Corp. (a)	4,743	203,570
		585,863
Miscellaneous Manufacturing - 1.17%
3M Co.	3,306	368,619
A O Smith Corp.	757	54,981
Axon Enterprise, Inc. (b)	421	78,277
Eaton Corp. PLC	2,380	488,662
General Electric Co. (a)	6,500	742,559
Illinois Tool Works, Inc.	1,657	436,321
Parker-Hannifin Corp.	782	320,628
Teledyne Technologies, Inc. (b)	288	110,745
Textron, Inc.	1,205	93,713
		2,694,505
Office & Business Equipment - 0.04%
Zebra Technologies Corp. - Class A (a)(b)	317	97,623

Oil & Gas - 3.53%
APA Corp.	1,848	74,826
Chevron Corp.	10,399	1,701,900
ConocoPhillips	7,236	851,822
Coterra Energy, Inc. (a)	4,519	124,453
Devon Energy Corp.	3,838	207,252
Diamondback Energy, Inc. (a)	1,090	160,579
EOG Resources, Inc.	3,504	464,385
EQT Corp.	2,157	90,982
Exxon Mobil Corp.	24,124	2,587,058
Hess Corp.	1,656	251,265
Marathon Oil Corp.	3,697	97,120
Marathon Petroleum Corp.	2,549	339,068
Occidental Petroleum Corp. (a)	4,303	271,648
Phillips 66	2,756	307,432
Pioneer Natural Resources Co.	1,396	315,035
Valero Energy Corp.	2,157	278,059
		8,122,884
Oil & Gas Services - 0.40%
Baker Hughes Co.	6,054	216,673
Halliburton Co.	5,391	210,680
Schlumberger NV	8,510	496,473
		923,826
Packaging & Containers - 0.16%
Amcor PLC	8,791	90,196
Ball Corp. (a)	1,887	110,747
Packaging Corp. of America (a)	550	84,343
Sealed Air Corp.	867	39,553
Westrock Co.	1,541	51,300
		376,139
Pharmaceuticals - 5.70%
AbbVie, Inc.	10,539	1,576,424
AmerisourceBergen Corp.	984	183,910
Becton Dickinson and Co.	1,706	475,326
Bristol-Myers Squibb Co.	12,552	780,609
Cardinal Health, Inc.	1,534	140,315
CVS Health Corp.	7,649	571,304
Dexcom, Inc. (a)(b)	2,328	289,976
Eli Lilly & Co.	4,718	2,144,566
Henry Schein, Inc. (b)	796	62,717
Johnson & Johnson	15,508	2,598,054
McKesson Corp.	812	326,749
Merck & Co., Inc.	15,144	1,615,108
Organon & Co.	1,534	33,717
Pfizer, Inc.	33,696	1,215,078
The Cigna Group	1,767	521,442
Viatris, Inc.	7,160	75,395
Zoetis, Inc. (a)	2,759	518,940
		13,129,630
Pipelines - 0.33%
Kinder Morgan, Inc.	11,767	208,394
ONEOK, Inc.	2,681	179,734
Targa Resources Corp.	1,365	111,916
The Williams Cos., Inc. (a)	7,269	250,417
		750,461
Real Estate - 0.07%
CBRE Group, Inc. - Class A (b)	1,863	155,207

Retail - 5.00%
Advance Auto Parts, Inc.	371	27,599
AutoZone, Inc. (b)	121	300,288
Bath & Body Works, Inc.	1,381	51,180
Best Buy Co., Inc.	1,178	97,833
CarMax, Inc. (a)(b)	959	79,223
Chipotle Mexican Grill, Inc. (b)	180	353,210
Costco Wholesale Corp.	2,656	1,489,141
Darden Restaurants, Inc.	735	124,156
Dollar General Corp.	1,319	222,726
Dollar Tree, Inc. (a)(b)	1,246	192,295
Domino’s Pizza, Inc.	212	84,109
Genuine Parts Co.	845	131,583
Lowe’s Cos., Inc.	3,561	834,235
McDonald’s Corp.	4,360	1,278,352
O’Reilly Automotive, Inc. (b)	380	351,800
Ross Stores, Inc.	2,048	234,783
Starbucks Corp. (a)	6,857	696,465
Target Corp.	2,756	376,111
The Home Depot, Inc.	6,058	2,022,404
The TJX Cos., Inc.	6,872	594,634
Tractor Supply Co. (a)	660	147,833
Ulta Beauty, Inc. (b)	308	136,998
Walgreens Boots Alliance, Inc. (a)	4,285	128,421
Walmart, Inc.	8,382	1,339,947
Yum! Brands, Inc.	1,680	231,286
		11,526,612
Semiconductors - 7.47%
Advanced Micro Devices, Inc. (b)	9,610	1,099,384
Analog Devices, Inc.	3,026	603,778
Applied Materials, Inc.	5,056	766,439
Broadcom, Inc.	2,501	2,247,524
Intel Corp.	24,902	890,745
KLA Corp.	823	422,981
Lam Research Corp.	804	577,666
Microchip Technology, Inc.	3,280	308,123
Micron Technology, Inc.	6,536	466,605
Monolithic Power Systems, Inc.	276	154,419
NVIDIA Corp.	14,763	6,898,601
NXP Semiconductors NV	1,566	349,187
ON Semiconductor Corp. (b)	2,579	277,887
Qorvo, Inc. (a)(b)	598	65,792
QUALCOMM, Inc.	6,664	880,781
Skyworks Solutions, Inc.	966	110,481
Teradyne, Inc. (a)	939	106,051
Texas Instruments, Inc. (a)	5,427	976,860
		17,203,304
Shipbuilding - 0.02%
Huntington Ingalls Industries, Inc.	242	55,580

Software - 10.71%
Activision Blizzard, Inc. (b)	4,283	397,291
Adobe, Inc. (b)	2,755	1,504,699
Akamai Technologies, Inc. (b)	919	86,846
ANSYS, Inc. (b)	529	180,971
Autodesk, Inc. (b)	1,288	273,043
Broadridge Financial Solutions, Inc.	716	120,231
Cadence Design Systems, Inc. (b)	1,632	381,904
Ceridian HCM Holding, Inc. (b)	938	66,420
Electronic Arts, Inc. (a)	1,571	214,206
Fair Isaac Corp. (b)	164	137,427
Fidelity National Information Services, Inc.	3,535	213,443
Fiserv, Inc. (b)	3,698	466,725
Intuit, Inc.	1,683	861,191
Jack Henry & Associates, Inc. (a)	439	73,563
Microsoft Corp.	44,370	14,904,771
MSCI, Inc.	486	266,367
Oracle Corp.	9,197	1,078,165
Paychex, Inc. (a)	1,928	241,906
Paycom Software, Inc.	299	110,259
PTC, Inc. (a)(b)	640	93,318
Roper Technologies, Inc.	641	316,045
Salesforce, Inc. (b)	5,857	1,317,884
ServiceNow, Inc. (b)	1,218	710,094
Synopsys, Inc. (b)	921	416,108
Take-Two Interactive Software, Inc. (b)	962	147,128
Tyler Technologies, Inc. (a)(b)	256	101,537
		24,681,542
Telecommunications - 1.71%
Arista Networks, Inc. (b)	1,501	232,790
AT&T, Inc.	42,664	619,481
Cisco Systems, Inc.	24,450	1,272,378
Corning, Inc.	4,568	155,038
Juniper Networks, Inc.	1,932	53,710
Motorola Solutions, Inc.	1,002	287,203
T-Mobile US, Inc. (b)	3,446	474,755
Verizon Communications, Inc. (a)	25,099	855,374
		3,950,729
Toys, Games & Hobbies - 0.02%
Hasbro, Inc.	793	51,196

Transportation - 1.42%
CH Robinson Worldwide, Inc.	705	70,627
CSX Corp.	12,145	404,671
Expeditors International of Washington, Inc.	924	117,625
FedEx Corp.	1,380	372,531
JB Hunt Transport Services, Inc.	505	102,990
Norfolk Southern Corp. (a)	1,375	321,186
Old Dominion Freight Line, Inc.	550	230,720
Union Pacific Corp.	3,648	846,410
United Parcel Service, Inc. - Class B	4,326	809,524
		3,276,284
Water - 0.08%
American Water Works Co., Inc. (a)	1,178	173,673
TOTAL COMMON STOCKS (Cost $201,824,048)		224,144,268

REAL ESTATE INVESTMENT TRUSTS - 2.32%
Apartments - 0.33%
AvalonBay Communities, Inc. (a)	854	161,107
Camden Property Trust	642	70,036
Equity Residential	2,042	134,649
Essex Property Trust, Inc.	400	97,420
Invitation Homes, Inc.	3,480	123,540
Mid-America Apartment Communities, Inc.	707	105,810
UDR, Inc.	1,853	75,751
		768,313
Diversified - 0.86%
American Tower Corp.	2,785	530,014
Crown Castle, Inc.	2,591	280,579
Digital Realty Trust, Inc.	1,755	218,708
Equinix, Inc.	575	465,705
SBA Communications Corp.	652	142,755
VICI Properties, Inc.	6,000	188,880
Weyerhaeuser Co.	4,373	148,944
		1,975,585
Health Care - 0.19%
Healthpeak Properties, Inc.	3,274	71,471
Ventas, Inc.	2,389	115,914
Welltower, Inc. (a)	2,968	243,821
		431,206
Hotels - 0.03%
Host Hotels & Resorts, Inc.	4,253	78,255

Office Property - 0.08%
Alexandria Real Estate Equities, Inc. (a)	955	120,024
Boston Properties, Inc.	857	57,102
		177,126
Regional Malls - 0.10%
Simon Property Group, Inc.	1,969	245,337

Shopping Centers - 0.08%
Federal Realty Investment Trust	442	44,872
Kimco Realty Corp.	3,712	75,205
Regency Centers Corp.	931	61,008
		181,085
Single Tenant - 0.11%
Realty Income Corp. (a)	4,025	245,404

Storage - 0.24%
Extra Space Storage, Inc.	1,274	177,812
Iron Mountain, Inc.	1,757	107,880
Public Storage Inc. (a)	960	270,480
		556,172
Warehouse/Industries - 0.30%
Prologis, Inc.	5,513	687,748
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,154,429)		5,346,231

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 6.39%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.44% (c)	14,734,766	14,734,766
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $14,734,766)		14,734,766

SHORT TERM INVESTMENTS - 0.44%	Principal Amount	Value
U.S. Treasury Bill - 0.42%
United States Treasury Bill, 4.407%, 8/24/2023 (d)	$961,000	957,771.00
		957,771.00
Money Market Deposit Account - 0.02%
U.S. Bank Money Market Deposit Account, 5.200% (e)	48,904	48,904
TOTAL SHORT TERM INVESTMENTS (Cost $1,006,730)		1,006,675

Total Investments (Cost $222,719,973) - 106.41%		245,231,940
Assets in Excess of Liabilities - (6.41)%		(14,773,443)
TOTAL NET ASSETS - 100.00%		$230,458,497

Asset Type	% of Net Assets
Common Stocks	97.26%
Real Estate Investment Trusts	2.32
Investments Purchased with Proceeds From Securities Lending	6.39
Short Term Investments	0.44
Total Investments	106.41
Liabilities in Excess of Other Assets	(6.41)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) All or a portion of this security is on loan as of July 31, 2023. The total value of securities on loan is $14,470,930, or 6.28% of net assets. See Note 2.
(b) Non-income producing security.
(c) Represents annualized seven-day yield as of the end of the reporting period.
(d) Rate disclosed is the effective yield as of July 31,2023.
(e) The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of July 31, 2023.

1) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Innovator ETFs Trust  (the “Trust”) in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation:

Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Trust’s Pricing Committee (“Pricing Committee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Fund in  accordance with the Trust’s valuation procedures.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fixed income securities, swaps, currency-, credit- and commodity-linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Pricing Committee.

If no quotation can be obtained from a pricing service, then the Pricing Committee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Fund for which reliable market quotations are not readily available will be determined by the Pricing Committee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

Fair Valuation Measurement:

FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under ASC, Fair Value Measurement (“ASC 820”), various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

• Level 1 –Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 –Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2023:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$224,144,268	$-	$-	$224,144,268
Real Estate Investment Trusts	5,346,231	-	-	5,346,231
Investments Purchased with Proceeds From Securities Lending	-	14,734,766	-	14,734,766
Short Term Investments	48,904	957,771	-	1,006,675
Total Assets	$229,539,403	$15,692,537	$-	$245,231,940

See the Schedule of Investments for the investments detailed by industry classification.

There were no Level 3 investments held by the Fund during the reporting period.

2) SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the securities lending agent. The Trust has entered into a Securities Lending Agreement (“SLA”) with U.S. Bank, N.A., the fund’s custodian (the “Agent”). Under the terms of the SLA, the Fund may lend securities to certain broker–dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non–U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non–cash collateral. Non–cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”), as noted in the Fund’s Schedule of Investments. Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. The market value of the loaned securities is determined daily at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Cash and cash equivalent collateral on securities lending transactions are on an overnight and continuous basis.

As of July 31, 2023, the values of the securities on loan and cash collateral received were as follows:

Value of Securities on Loan	Cash Collateral Received
$14,470,930	$14,734,766